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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000
                                                --------------

Check here if Amendment [ ];  Amendment Number:
                                                ----
    This Amendment (Check only one.):
         [ ] is a restatement.
         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bedford Oak Partners, L.P.
Address: 100 South Bedford Road
         Mt. Kisco, New York, 10549

Form 13F File Number: 28-05207
                         -----

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Dennis H. Javer
Title:   Chief Financial Officer of Bedford Oak Management, LLC,
         General Partner of Bedford Oak Partners, L.P.
Phone:   (914) 242-5725

Signature, Place, and Date of Signing:

/s/ Dennis H. Javer                        Mt. Kisco, New York    April 28, 2000
-----------------------------------        -------------------    --------------
[Signature]                                [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE

                                 Report Summary:


Number of Other Included Managers:  2
                                   ---

Form 13F Information Table Entry Total: 105
                                        ---

Form 13F Information Table Value Total: $175,316 (thousands)
                                         -------

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries].

No.  1
    ---
Form 13F File Number 28-05209
                        -----
Name:  Bedford Oak Advisors, LLC
       -------------------------

No.  2
    ---
Form 13F File Number 28-05211
                        -----
Name:  Harvey P. Eisen
       -------------------------




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
                                                   FORM 13F INFORMATION TABLE

Column                          Column  Column     Column           Column          Column     Column            Column
  1                               2       3          4                5               6          7                 8

                                Title                                                                       Voting Authority
                                 of                Value    Shares or  SH/  Put/  Investment   Other    -----------------------
Name of Issuer                  Class    CUSIP    (x$1000)  prn amt    PRN  Call  discretion  Managers    Sole   Shared   None
------------------------------  -----  ---------  --------  ---------  ---  ----  ----------  --------  -------  ------   ----
Abraxas Pete Corp.              COM    003830106    577      256500    SH         Defined     1,2        256500
Acceptance Insurance            COM    004308102   3379      621500    SH         Defined     1,2        621500
Advanced Polymer Systems        COM    00754G102    578      115600    SH         Defined     1,2        115600
American Classic Voyage         COM    024928103   4622      183500    SH         Defined     1,2        183500
Amylin Pharmacy Inc.            COM    032346108    678       50000    SH         Defined     1,2         50000
Atmel                           COM    049513104   3139       60800    SH         Defined     1,2         60800
Avatex                          COM    05349F402    682      992000    SH         Defined     1,2        992000
BEA Systems                     COM    073325102    734       10000    SH         Defined     1,2         10000
Ballantyne of Omaha             COM    058516105   1162      310000    SH         Defined     1,2        310000
Becton Dickinson                COM    075887109   1316       50000    SH         Defined     1,2         50000
Broadwing (formerly CSN)        COM    111620100   1859       50000    SH         Defined     1,2         50000
Cache                           COM    127150308   1046      181900    SH         Defined     1,2        181900
Cadence                         COM    127387108   1856       90000    SH         Defined     1,2         90000
Capital Trust                   COM    14052H100   3100      775000    SH         Defined     1,2        775000
Carreker-Antinori               COM    144433109    271       21500    SH         Defined     1,2         21500
Cell Genesys                    COM    150921104   2664      125000    SH         Defined     1,2        125000
Cell Pathways                   COM    15114R101    687       20000    SH         Defined     1,2         20000
Cendant Corp.                   COM    151313103   2775      150000    SH         Defined     1,2        150000
Ciena                           COM    171779101   8829       70000    SH         Defined     1,2         70000
Coinstar                        COM    19259P300   1706      135300    SH         Defined     1,2        135300
Concentric Network              COM    20589R107   1100       20000    SH         Defined     1,2         20000
Conductus                       COM    206784100   1297       40000    SH         Defined     1,2         40000
Coram Health                    COM    218103109    824     1615000    SH         Defined     1,2       1615000
Core Inc                        COM    21867P102    952      175000    SH         Defined     1,2        175000
Cotton States Life              COM    221774102    900      111600    SH         Defined     1,2        111600
Covalent Group                  COM    222815102   3660      610000    SH         Defined     1,2        610000
Coyote Network Systems          COM    22406P108   2200      200000    SH         Defined     1,2        200000
DRS Technologies                COM    23330X100   1079      108600    SH         Defined     1,2        108600
Danielson Holding 150,000 Unre  COM    236274106   2039      319800    SH         Defined     1,2        319800
Data Broadcasting               COM    237596101   6031      791000    SH         Defined     1,2        791000
Davel                           COM    238341101    530      212200    SH         Defined     1,2        212200
David's Bridal                  COM    238576102    603       50000    SH         Defined     1,2         50000
Denbury Resources               COM    247916208    604      151000    SH         Defined     1,2        151000
Emcore                          COM    290846104   3452       30000    SH         Defined     1,2         30000
Federal Agricultural Mortgage   COM    313148306   1056       68100    SH         Defined     1,2         68100
Firstcom                        COM    33763T104   1026       30000    SH         Defined     1,2         30000
Flag Telecom                    COM    G3529L102    452       20000    SH         Defined     1,2         20000
Gemstar                         COM    G3788V106  12040      140000    SH         Defined     1,2        140000





Gen Datacom                     COM    369487103    416       45000    SH         Defined     1,2          4500
Giant Group                     COM    374503100    232      137700    SH         Defined     1,2        137700
Global Crossing                 COM    G3921A100   8187      200000    SH         Defined     1,2         20000
Grand Union Co.                 COM    386532402    793      270000    SH         Defined     1,2        270000
Handleman                       COM    410252100   1119      126100    SH         Defined     1,2        126100
Home Products Int'l             COM    437305105    779       70000    SH         Defined     1,2         70000
IBIS Technology                 COM    450909106    900       10000    SH         Defined     1,2         10000
ITI Technologies                COM    450564109   1074       36100    SH         Defined     1,2         36100
Icici Ltd                       COM    44926P202    500       22000    SH         Defined     1,2         22000
Integrated Device               COM    458118106    852       21500    SH         Defined     1,2         21500
Intuit                          COM    461202103    544       10000    SH         Defined     1,2         10000
Kollmorgan                      COM    500440102    825       60000    SH         Defined     1,2         60000
LCC International               COM    501810105   1585       40000    SH         Defined     1,2         40000
Legato Systems                  COM    524651106    982       22000    SH         Defined     1,2         22000
Level 3                         COM    52729N100   4230       40000    SH         Defined     1,2         40000
Liberty Media                   COM    001957208   1779       30000    SH         Defined     1,2         30000
Maribma                         COM    56781Q109    882       20000    SH         Defined     1,2         20000
Medical Manager                 COM    58461U103   3050       87000    SH         Defined     1,2         87000
Message Media                   COM    590787107    254       20000    SH         Defined     1,2         20000
Metricom Inc.                   COM    591596101   1855       40000    SH         Defined     1,2         40000
Metromedia Fiber                COM    591689104   1935       20000    SH         Defined     1,2         20000
Mueller Ind                     COM    624756102    911       30000    SH         Defined     1,2         30000
National Semi Conductor         COM    637640103    911       15000    SH         Defined     1,2         15000
Newsedge Corp                   COM    65249Q106    419      100000    SH         Defined     1,2        100000
Nextlink                        COM    65333H707   2474       20000    SH         Defined     1,2         20000
Nokia Corp. ADR                 COM    654902204    222        1000    SH         Defined     1,2          1000
Northern Telecom                COM    656569100    252        2000    SH         Defined     1,2          2000
Novell                          COM    670006105   3721      130000    SH         Defined     1,2        130000
PE Corp- Celera Grnomics Group  COM    69332S201    921       10000    SH         Defined     1,2         10000
Paravant Companies              COM    699376109    619      206500    SH         Defined     1,2        206500
Phar-Mor                        COM    717113203    377      118400    SH         Defined     1,2        118400
Phoenix Technologies            COM    719153108   2429      115000    SH         Defined     1,2        115000
Plains Resources                COM    726540503   1437      115000    SH         Defined     1,2        115000
Pricesmart                      COM    741511109   1022       25000    SH         Defined     1,2         25000
Protection One                  COM    743663304    766      371500    SH         Defined     1,2        371500
Qualcomm                        COM    747525103    747        5000    SH         Defined     1,2          5000
Qwest Communication             COM    749121109   2640       55000    SH         Defined     1,2         55000
RCN Corp.                       COM    749361101   2155       40000    SH         Defined     1,2         40000
Ramco Energy                    COM    75144Q101   1004      105000    SH         Defined     1,2        105000
Reliance Group Holdings         COM    759464100    525      150000    SH         Defined     1,2        150000
Research In Motion              COM    760975102   2662       25000    SH         Defined     1,2         25000
Riddell Sports Inc              COM    765670104     75       25000    SH         Defined     1,2         25000
Right Start                     COM    766574206   2992      223700    SH         Defined     1,2        223700
Smith Gardner & Assoc           COM    832059109   1322       75000    SH         Defined     1,2         75000
Spyglass                        COM    852192103   5428       70000    SH         Defined     1,2         70000





Strouds Inc.                    COM    863451100   1782      712800    SH         Defined     1,2        712800
Superconductor Technologies     COM    867931107    419       10000    SH         Defined     1,2         10000
Systems & Computer Tech Corp    COM    871873105    584       25000    SH         Defined     1,2         25000
TCI Sattelite Ent.              COM    872298104   4686      245000    SH         Defined     1,2        245000
Terayon Communications          COM    880775101   5125       25000    SH         Defined     1,2         25000
Texas Instruments               COM    882508104    800        5000    SH         Defined     1,2          5000
Triton Energy Ltd.              COM    G90751101    806       23000    SH         Defined     1,2         23000
USA Networks                    COM    902984103   1128       50000    SH         Defined     1,2         50000
Viatel Inc.                     COM    925529208   1004       20000    SH         Defined     1,2         20000
Waste Management                COM    94106L109    684       50000    SH         Defined     1,2         50000
Wave Systems                    COM    943526103   1597       40000    SH         Defined     1,2         40000
Whitman Educational Group       COM    966524100   1772      787450    SH         Defined     1,2        787450
Wind River Systems              COM    973149107   1812       50000    SH         Defined     1,2         50000
Windstar Communications         COM    975515107   1800       30000    SH         Defined     1,2         30000
Fast Retailing Co. LTD          COM    6332439      221         500    SH         Defined     1,2           500
Itochu Corp.                    COM    6467803       53       10000    SH         Defined     1,2         10000
Marubeni Corp.                  COM    6569464       87       23000    SH         Defined     1,2         23000
Mitsubishi Electric Corp.       COM    6597045      114       12000    SH         Defined     1,2         12000
Mitsubishi Materials Corp.      COM    6597089      120       35000    SH         Defined     1,2         35000
Mitsukoshi Ltd.                 COM    6597487       43       10000    SH         Defined     1,2         10000
Parco                           COM    6670582       95       30000    SH         Defined     1,2         30000
Toshiba                         COM    6897217      266       26000    SH         Defined     1,2         26000

REPORT SUMMARY            105 DATA RECORDS       175316        2 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED